Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2019
38. Assets pledged, collateral received and assets transferred
Assets pledged and assets transferred as security against liabilities

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2019	2018
	£m	£m
Cash collateral and settlements	64,400	55,532
Loans and advances at amortised cost	39,354	42,683
Trading portfolio assets	65,532	63,143
Financial assets at fair value through the income statement	10,104	7,450
Financial assets at fair value through other comprehensive income	9,278	10,354
Assets pledged	188,668	179,162

The following table summarises the transferred financial assets and the associated liabilities:

	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2019
Derivatives	68,609	68,609
Repurchase agreements	52,840	34,305
Securities lending arrangements	49,106	-
Other	18,113	12,004
	188,668	114,918

At 31 December 2018
Derivatives	58,338	58,338
Repurchase agreements	57,606	40,717
Securities lending arrangements	42,092	-
Other	21,126	14,094
	179,162	113,149

Included within other are agreements where a counterparty's recourse is limited to the transferred assets.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2019
Recourse to transferred assets only	3,516	2,918	3,678	2,922	756
2018
Recourse to transferred assets only	4,242	4,234	4,334	4,218	116

Collateral held as security for assets

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2019	2018
	£m	£m
Fair value of securities accepted as collateral	656,598	598,348
Of which fair value of securities re-pledged/transferred to others	554,988	528,957